Credit Risk	6 Months Ended
Jun. 30, 2026
Disclosure of credit risk exposure [abstract]
Credit Risk	Sensitivity of ECL allowance to economic scenarios and weights
The ECL allowance is sensitive to the methods, assumptions and estimates underlying its calculation. For example, management could have applied different probability weights to the economic scenarios. In addition, the ECL for residential mortgages is significantly affected by the HPI assumptions which determine the valuation of collateral used in the calculations.
Had management used different assumptions on probability weights and HPI, a larger or smaller ECL charge would have resulted that could have had a material impact on the ECL allowance and profit before tax. We incorporated JAs into the sensitivity analysis, and these assumptions are set out below.
Scenario sensitivity
The tables below show the ECL allowances that would have arisen had management applied a 100% weight to each economic scenario. The allowances were calculated using a stage allocation appropriate to each scenario and differs from the probability-weighted stage allocation used to determine the ECL allowance shown above. For exposures subject to individual assessment, the distribution of ECL which could reasonably be expected has also been considered, assuming no change in the number of cases subject to individual assessment, and within the context of a potential best to worst case outcome.

	Upside	Base case	Downside 1	Downside 2	Weighted
30 June 2026	£m	£m	£m	£m	£m
Exposure	338,669	338,669	338,669	338,669	338,669
Retail & Business Banking	242,700	242,700	242,700	242,700	242,700
Of which:
– Mortgages	217,496	217,496	217,496	217,496	217,496
Consumer Finance	4,988	4,988	4,988	4,988	4,988
Corporate & Commercial Banking	29,135	29,135	29,135	29,135	29,135
Corporate Centre	61,846	61,846	61,846	61,846	61,846

ECL	810	851	944	1,198	889
Retail & Business Banking	423	452	523	745	487
Of which:
– Mortgages	90	106	150	330	136
Consumer Finance	66	66	68	67	67
Corporate & Commercial Banking	321	333	353	386	335
Corporate Centre	—	—	—	—	—

31 December 2025	£m	£m	£m	£m	£m
Exposure	293,493	293,493	293,493	293,493	293,493
Retail & Business Banking	201,290	201,290	201,290	201,290	201,290
Of which:
– Mortgages	180,339	180,339	180,339	180,339	180,339
Consumer Finance	4,979	4,979	4,979	4,979	4,979
Corporate & Commercial Banking	27,361	27,361	27,361	27,361	27,361
Corporate Centre	59,863	59,863	59,863	59,863	59,863

ECL	730	761	899	1,119	812
Retail & Business Banking	357	381	483	689	426
Of which:
– Mortgages	87	100	177	366	137
Consumer Finance	62	62	64	64	63
Corporate & Commercial Banking	311	318	352	366	323
Corporate Centre	—	—	—	—	—
Movement in total exposures and the corresponding ECL
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		POCI		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2026	272,629	157	18,524	301	2,340	354	—	—	293,493	812
Transfers from Stage 1 to Stage 2[2]	(7,124)	(14)	7,124	14	—	—	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	3,806	62	(3,806)	(62)	—	—	—	—	—	—
Transfers to Stage 3[2]	(171)	(2)	(416)	(21)	587	23	—	—	—	—
Transfers from Stage 3[2]	—	—	183	16	(183)	(16)	—	—	—	—
Transfers of financial instruments	(3,489)	46	3,085	(53)	404	7	—	—	—	—
Net ECL remeasurement on stage transfer[3]	—	(56)	—	74	—	68	—	—	—	86
Change in economic scenarios[4]	—	5	—	16	—	1	—	—	—	22
Change to ECL models	—	—	—	—	—	—	—	—	—	—
Acquisition of TSB	41,018	62	—	—	—	—	467	—	41,485	62
New lending and assets purchased[5,8]	35,868	25	288	14	25	3	—	—	36,181	42
Redemptions, repayments and assets sold[6,8]	(19,750)	(16)	(2,543)	(35)	(653)	(45)	(7)	—	(22,953)	(96)
Changes in risk parameters and other movements[7]	(9,507)	(9)	77	11	119	79	(3)	11	(9,314)	92
Assets written off[6]	—	—	—	—	(219)	(118)	(4)	(13)	(223)	(131)
At 30 June 2026	316,769	214	19,431	328	2,016	349	453	(2)	338,669	889
Net movement in the period	44,140	57	907	27	(324)	(5)	453	(2)	45,176	77

ECL charge to the Income Statement		57		27		113		11		208
Less: Discount unwind		—		—		(8)		—		(8)
Less: Recoveries net of collection costs		—		—		81		(4)		77
Total ECL charge to the Income Statement		57		27		186		7		277

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	259,883	153	21,218	359	2,759	357	283,860	869
Transfers from Stage 1 to Stage 2[2]	(5,143)	(9)	5,143	9	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,926	63	(4,926)	(63)	—	—	—	—
Transfers to Stage 3[2]	(123)	(1)	(643)	(25)	766	26	—	—
Transfers from Stage 3[2]	8	4	340	23	(348)	(27)	—	—
Transfers of financial instruments	(332)	57	(86)	(56)	418	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(59)	—	69	—	83	—	93
Change in economic scenarios[4]	—	(6)	—	2	—	(4)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	30,547	21	294	16	27	3	30,868	40
Redemptions, repayments and assets sold6 8	(16,080)	(15)	(1,990)	(42)	(440)	(32)	(18,510)	(89)
Changes in risk parameters and other movements[7]	(4,472)	(13)	191	(6)	107	94	(4,174)	75
Assets written off[6]	—	—	—	—	(242)	(101)	(242)	(101)
At 30 June 2025	269,546	138	19,627	342	2,629	399	291,802	879
Net movement in the period	9,663	(15)	(1,591)	(17)	(130)	42	7,942	10

ECL (release)/charge to the Income Statement		(15)		(17)		143		111
Less: Discount unwind		—		—		(10)		(10)
Less: Recoveries net of collection costs		—		—		4		4
Total ECL (release)/charge to the Income Statement		(15)		(17)		137		105
1Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period.
3Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
5Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
6Exposures and ECL for facilities that existed at the start of the period but not at the end.
7Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
8New lending and assets purchased and Redemptions, repayments and assets sold categories include internal transfers.